Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Navios Maritime Acquisition Corporation and Subsidiaries

Navios Maritime Acquisition Corporation	Nature	Country of	Statement of operations
and Subsidiaries:		Incorporation	2012	2011	2010
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Amorgos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Andros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Antikithira Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	6/7 - 12/31	—
Antiparos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Amindra Shipping Co.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	4/28 - 12/31	—
Crete Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 -12/31
Folegandros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	10/26 - 12/31
Ikaria Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Ios Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Kithira Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	6/7 - 12/31	—
Kos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Mytilene Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 12/31	1/1 - 12/31	10/05 - 12/31
Rhodes Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Serifos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	10/26 - 12/31
Shinyo Dream Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Kannika Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Kieran Limited	Vessel Owning Company	British Virgin Is.	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Loyalty Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Navigator Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Ocean Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Saowalak Limited	Vessel Owning Company	British Virgin Is.	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Sifnos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Skiathos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Skopelos Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Syros Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Thera Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Tinos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Oinousses Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	10/5 - 12/31	—
Psara Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	10/5 - 12/31	—
Antipsara Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	10/5 - 12/31	—
(1) Each company has the rights over a shipbuilding contract of a tanker vessel.